Note 6 - Loans, Net of Allowance for Credit Losses - Reconciliation of ECL Allowance by Lending Asset Category (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Provision for (recovery of) credit losses	$ 609	$ 451
Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,904
Recoveries	0	0
Balance at end of period	2,513	1,904
Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,766
Net remeasurement of loss allowance	(265)	365
Recoveries	0	0
Balance at end of period	1,945	1,766
Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	138
Net remeasurement of loss allowance	(180)	(95)
Recoveries	0	0
Balance at end of period	568	138
Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0
Net remeasurement of loss allowance	0	0
Recoveries	0	0
Balance at end of period	0	0
Loans [member] | Point of sale loans and leases [member]
Statement Line Items [Line Items]
Balance at beginning of period	545	275
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(445)	270
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	(445)	270
Write-offs	0	0
Recoveries	0	0
Balance at end of period	100	545
Loans [member] | Point of sale loans and leases [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	545	275
Transfer in (out) to Stage 1	160	91
Transfer in (out) to Stage 2	(340)	(186)
Transfer in (out) to Stage 3	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	(445)	270
Write-offs	0	0
Recoveries	0	0
Balance at end of period	100	545
Loans [member] | Point of sale loans and leases [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	(160)	(91)
Transfer in (out) to Stage 2	340	186
Transfer in (out) to Stage 3	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Loans [member] | Point of sale loans and leases [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Loans [member] | Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,287	1,114
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	768	45
Loan originations	608	286
Derecognitions and maturities	(441)	(158)
Provision for (recovery of) credit losses	935	173
Write-offs	0	0
Recoveries	0	0
Balance at end of period	2,222	1,287
Loans [member] | Commercial real estate mortgages [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,150	980
Transfer in (out) to Stage 1	279	75
Transfer in (out) to Stage 2	(581)	(129)
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	668	74
Loan originations	604	286
Derecognitions and maturities	(421)	(136)
Provision for (recovery of) credit losses	549	170
Write-offs	0	0
Recoveries	0	0
Balance at end of period	1,699	1,150
Loans [member] | Commercial real estate mortgages [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	137	134
Transfer in (out) to Stage 1	(279)	(75)
Transfer in (out) to Stage 2	581	129
Transfer in (out) to Stage 3	(13)	0
Net remeasurement of loss allowance	113	(29)
Loan originations	4	0
Derecognitions and maturities	(20)	(22)
Provision for (recovery of) credit losses	386	3
Write-offs	0	0
Recoveries	0	0
Balance at end of period	523	137
Loans [member] | Commercial real estate mortgages [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	13	0
Net remeasurement of loss allowance	(13)	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Loans [member] | Commercial real estate loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	54	45
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(6)	9
Loan originations	0	0
Derecognitions and maturities	(6)	0
Provision for (recovery of) credit losses	(12)	9
Write-offs	0	0
Recoveries	0	0
Balance at end of period	42	54
Loans [member] | Commercial real estate loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	54	45
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(6)	9
Loan originations	0	0
Derecognitions and maturities	(6)	0
Provision for (recovery of) credit losses	(12)	9
Write-offs	0	0
Recoveries	0	0
Balance at end of period	42	54
Loans [member] | Commercial real estate loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Loans [member] | Commercial real estate loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Loans [member] | Public sector and other financing [member]
Statement Line Items [Line Items]
Balance at beginning of period	18	19
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	25	0
Loan originations	106	0
Derecognitions and maturities	0	(1)
Provision for (recovery of) credit losses	131	(1)
Write-offs	0	0
Balance at end of period	149	18
Loans [member] | Public sector and other financing [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	17	16
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	(8)	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	12	2
Loan originations	83	0
Derecognitions and maturities	0	(1)
Provision for (recovery of) credit losses	87	1
Write-offs	0	0
Balance at end of period	104	17
Loans [member] | Public sector and other financing [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	1	3
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	8	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	13	(2)
Loan originations	23	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	44	(2)
Write-offs	0	0
Balance at end of period	45	1
Loans [member] | Public sector and other financing [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Balance at end of period	$ 0	$ 0